BALANCE SHEET (Parenthetical) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Accounts receivable, allowance	$ 0	$ 0
Class A Voting [Member]
Units authorized	975,000	1,000,000
Shares issued	975,000	1,000,000
Shares outstanding	975,000	1,000,000
Class B Non-Voting [Member]
Units authorized	25,000	0
Shares issued	25,000	0
Shares outstanding	25,000	0